EMPLOYEE BENEFITS (Details Narrative) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Retirement Benefits [Abstract]
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 0.1	$ 0.5	$ 0.1	$ 1.6
Total contributions	$ 0.8	$ 0.8	$ 2.4	$ 2.4